Financial Assets and Liabilities - Liquidity Risk Management (Detail) - EUR (€) € in Thousands	Mar. 31, 2025	Dec. 31, 2024
Borrowings [abstract]
Borrowings (excluding lease liabilities)	€ 1,031,221
Lease liabilities	107,986
Trade payables, accrued expenses and other liabilities	88,240
Total financial liabilities	1,110,093	€ 1,103,991
Total financial liabilities	1,227,447
Financial liabilities at amortised cost, class [member]
Borrowings [abstract]
Convertible senior notes	449,562	458,207
Royalty funding liabilities	303,347	305,379
Borrowings (excluding lease liabilities)	752,909
Lease liabilities	94,363	93,030
Trade payables, accrued expenses and other liabilities	88,240
Other liabilities (excluding indirect tax, and employee related payables)	3,870	€ 311
Total financial liabilities	935,512
Within 1 year [member]
Borrowings [abstract]
Borrowings (excluding lease liabilities)	39,585
Lease liabilities	15,129
Trade payables, accrued expenses and other liabilities	88,240
Total financial liabilities	142,954
Within 1 to 5 years [member]
Borrowings [abstract]
Borrowings (excluding lease liabilities)	991,636
Lease liabilities	57,607
Trade payables, accrued expenses and other liabilities	0
Total financial liabilities	1,049,243
After 5 years [member]
Borrowings [abstract]
Borrowings (excluding lease liabilities)	0
Lease liabilities	35,250
Trade payables, accrued expenses and other liabilities	0
Total financial liabilities	€ 35,250